Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

On August 4, 2021, as part of the corporate reorganization to simplify its capital structure, the Company subscribed for 1,000 new ordinary shares of £1.00 each of Freeline Holdings (UK) Limited, and Freeline Holdings (UK) Limited subscribed for 1,000 new ordinary shares of £1.23638835 each of Freeline Therapeutics Limited, in each case for an aggregate consideration of $230.0 million.